Subsequent Events (Details) $ in Thousands		12 Months Ended
	Jan. 08, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 03, 2016 USD ($)	Feb. 04, 2016 item
Subsequent events
Net proceeds from sale of vessels		$ 1,050	$ 50,602	$ 52,926
Federal
Subsequent events
Amount received in advance		$ 1,400
Subsequent event | Federal
Subsequent events
Net proceeds from sale of vessels	$ 7,200
Subsequent event | Gemini
Subsequent events
Overall Container Capacity Number of Twenty Foot Equivalent Units | item						6,422
Subsequent event | Gemini
Subsequent events
Equity Method Investment, Ownership Percentage						49.00%
Subscription of newly issued share capital (as a percent)					49.00%
Subscription of newly issued share capital					$ 1,470